Financial risk management - Summary of hedging reserve (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial risk management
Cash flow hedge reserve	£ (1,882)	£ 2,815
Cost of hedging reserve	882	1,187
Total hedging reserve	£ (1,000)	£ 4,002	£ 950	£ (10,436)